Securities (Securities Available for Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 127,184	$ 121,153
Fair Value of AFS Securities, Total	126,046	122,338
Gross Unrealized Gains on AFS Securities, Total	835	1,371
Gross Unrealized Losses on AFS Securities, Total	(1,973)	(186)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	4,177	7,908
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	48,011	42,253
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	27,615	22,004
Amortized Cost of AFS Securities, Total	79,803	72,165
Fair Value of AFS Securities Maturing Within One Year	4,192	7,996
Fair Value of AFS Securities Maturing After One Year But Within Five Years	47,578	42,796
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	26,508	22,025
Fair Value of AFS Securities, Total	78,278	72,817
Gross Unrealized Gains on AFS Securities Maturing Within One Year	15	88
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	203	543
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years		53
Gross Unrealized Gains on AFS Securities, Total	218	684
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(636)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(1,107)	(32)
Gross Unrealized Losses on AFS Securities, Total	(1,743)	(32)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	8,260	10,448
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	26,027	29,595
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	7,224	4,727
Amortized Cost of AFS Securities Maturing After Ten Years	350	731
Amortized Cost of AFS Securities, Total	41,861	45,501
Fair Value of AFS Securities Maturing Within One Year	8,314	10,505
Fair Value of AFS Securities Maturing After One Year But Within Five Years	26,098	29,809
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	7,182	4,936
Fair Value of AFS Securities Maturing After Ten Years	338	726
Fair Value of AFS Securities, Total	41,932	45,976
Gross Unrealized Gains on AFS Securities Maturing Within One Year	55	57
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	133	246
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	56	215
Gross Unrealized Gains on AFS Securities, Total	244	518
Gross Unrealized Losses on AFS Securities Maturing Within One Year	(1)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(62)	(32)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(98)	(6)
Gross Unrealized Losses on AFS Securities Maturing After Ten Years	(12)	(5)
Gross Unrealized Losses on AFS Securities, Total	(173)	(43)
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	4,465	2,502
Fair Value of AFS Securities Without Single Maturity Date	4,469	2,526
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	7	24
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(3)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	1,055	985
Fair Value of AFS Securities Without Single Maturity Date	1,367	1,019
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	366	145
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(54)	(111)
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value of AFS Securities, Total	$ 1,127	$ 954